Virtus Global Allocation Fund (the “Fund”),

a series of Virtus Strategy Trust (the “Trust”)

Supplement dated January 2, 2025, to the

Summary and Statutory Prospectuses (the “Prospectuses”) dated January 29, 2024, as supplemented

Important Notice to Investors

Effective January 1, 2025, Virtus Multi-Asset and Virtus Systematic, which certain of the portfolio managers of the Fund represent, have moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)(“VIA”) to Virtus Advisers, LLC (“VA”) and the remaining portfolio managers of the Fund have moved from VIA to Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Multi-Asset and Virtus Systematic divisions, and VFIA, acting by and through its Newfleet division, have been engaged by VIA to serve as subadvisers to the Fund. VIA, VA and VFIA are all wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the portfolio managers managing the Fund.

All references in the Fund’s Prospectuses to the portfolio managers representing Virtus Multi-Asset and Virtus Systematic as teams at VIA are hereby changed to reference the portfolio managers representing such teams as divisions of VA. Further, all references to David Torchia as representing VIA are hereby changed to reference him representing Newfleet.

The following disclosure is hereby added to the “Management” section of the Fund’s Summary Prospectus and the summary section of the Statutory Prospectus for the Fund: “The fund’s subadvisers are Virtus Multi-Asset, an operating division of Virtus Advisers, LLC (“VA”), an affiliate of VIA, for Overlay Management, which includes allocating the fund’s assets among the components described in the fund’s principal investment strategies as well as management of assets within the Equity Component and the Fixed Income Component that are not allocated to other subadvisers, and the Other Component; Virtus Systematic, an operating division of VA, an affiliate of VIA, for a significant portion of the Equity Component and for convertible bonds within the Fixed Income Component (collectively, the “Virtus Systematic Allocation”); and Newfleet Asset Management (“Newfleet”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA, for a significant portion of the Fixed Income Component (the “Newfleet Allocation”).

In the “Management of the Funds” section of the Statutory Prospectus, under “The Adviser,” the paragraph immediately above the table on page 63 is hereby amended to read as follows:

VIA has appointed and oversees the activities of each of the subadvisers for the funds as shown in the table below. Each subadviser manages the investments of its respective fund(s) to conform with its investment policies as described in this prospectus.

Further, the following row is hereby added to that table:

Fund	Subadviser
Virtus Global Allocation Fund	Virtus Multi-Asset (Overlay Management and Other Component) Virtus Systematic (Virtus Systematic Allocation only) Newfleet (Newfleet Allocation only)

In the “Management of the Funds” section of the Statutory Prospectus, under “The Subadvisers” on page 64, the following disclosure is hereby added:

Virtus Advisers, LLC (“VA”), an affiliate of VIA, has a principal office at One Financial Plaza, Hartford, CT 06103. VA operates through its divisions, Virtus Multi-Asset and Virtus Systematic, in subadvising certain funds as described herein. As of September 30, 2024, the divisions that now make up VA had approximately $636 million in aggregate assets under management.

The Virtus Multi-Asset division of VA pursues differentiated investment solutions, strategies, and outcomes across asset classes, regions, factors, sectors, industries, currencies, and securities. As of September 30, 2024, Virtus Multi-Asset had approximately $119 million in assets under management.

The Virtus Systematic division of VA manages differentiated systematic global equity investment solutions across asset classes and regions. As of September 30, 2024, Virtus Systematic had approximately $517 million in assets under management.

Also under “The Subadvisers,” the following row is hereby added to the table on page 64:

Fund	Subadvisory Fee Rate
Virtus Global Allocation Fund

To Virtus Multi-Asset: 25% of Net Advisory Fee for the fund plus 25% of the Net Advisory Fee for the Other Component;

To Virtus Systematic: 25% of the Net Advisory Fee for the Virtus Systematic Allocation;

To Newfleet: 25% of the Net Advisory Fee for the Newfleet Allocation

In the “Management of the Funds” section of the Statutory Prospectus, under “Portfolio Management” the disclosure under the header “VIA” relating to the Fund and its portfolio managers is hereby deleted and replaced with the following:

Virtus Multi-Asset

Virtus Global Allocation Fund (Overlay Management and Other Component)	Heather Bergman, Ph.D. (since 2017) Paul Pietranico, CFA (since 2009) Michael Rothstein, CFA, FRM, CAIA (since January 2023)

Heather Bergman, Ph.D. Ms. Bergman is a senior portfolio manager and managing director, Virtus Multi-Asset, an operating division of Virtus Advisers, LLC, which she joined in 2022. As a member of the Multi-Asset Team, she manages Active Allocation strategies and investment functions around the 529 portfolios. She also focuses on the due diligence efforts into the underlying investment strategies in the US for both internal and external managers and actively contributes to the team’s Fundamental Research. Ms. Bergman has investment industry experience since 2008. Previously, she was a portfolio manager and a director with the Multi Asset US team at Allianz Global Investors, which she joined in 2011 and where she managed active allocation strategies. Ms. Bergman previously taught at UCLA. Before that, she was an analyst at a global hedge fund. Ms. Bergman has a B.A. from Georgetown University, an M.A. from Columbia University and a Ph.D. in international political economy from the University of California, Los Angeles.

Paul Pietranico, CFA. Mr. Pietranico is chief investment officer and senior managing director, Virtus Multi-Asset, an operating division of Virtus Advisers, LLC, which he joined in 2022. Mr. Pietranico has investment industry experience since 1995. Previously, he was a Director and Senior Portfolio Manager, with the Multi Asset US team at Allianz Global Investors, which he joined in 2005, where he was a voting member of the global Multi Asset Investment Committee and managed active allocation, multi asset income and unconstrained strategies. He previously worked at Charles Schwab & Co. in the Schwab Center for Investment Research, focusing on asset allocation, manager research and quantitative modeling. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy, and an M.S. in engineering economic systems and operations research from Stanford University. He is a Chartered Financial Analyst® (CFA®) charterholder.

Michael Rothstein, CFA, FRM, CAIA. Mr. Rothstein is a portfolio manager, Virtus Multi-Asset, an operating division of Virtus Advisers, LLC, which he joined in 2022. Mr. Rothstein has investment industry experience since 2006. Prior to joining Virtus in 2022, Mr. Rothstein was head of product specialists for the Multi Asset US team at Allianz Global Investors, and a portfolio manager with Allianz Global Investors, which he joined in 2007. Prior to joining Allianz Global Investors, he was a Financial Advisor at AG Edwards & Sons Inc. Mr. Rothstein earned a B.S. in finance from Ramapo College and an M.B.A. in statistics from Baruch College. He is a Chartered Financial Analyst® (CFA®) charterholder, a certified Financial Risk Manager (FRM) and a Chartered Alternative Investment Analyst® (CAIA®) charterholder.

Virtus Systematic

Virtus Global Allocation Fund (Equity Component)	Kunal Ghosh (since July 2022)

Kunal Ghosh. Mr. Ghosh is chief investment officer and senior managing director, Virtus Systematic, an operating division of Virtus Advisers, LLC, which he joined in 2022. Mr. Ghosh has investment industry experience since 2002. Previously, he was a managing director and head of the Systematic team with Allianz Global Investors, which he joined in 2006. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

Further, the following disclosure is hereby added to the disclosure under the “Newfleet” header in the same section:

Virtus Global Allocation Fund (Fixed Income Component)	David Torchia (since July 2022)

David Torchia. Mr. Torchia is a portfolio manager and head of multi-sector credit strategies/investment grade at Stone Harbor Investment Partners (“Stone Harbor”), and Senior Portfolio Manager and Managing Director with Newfleet. Prior to joining the predecessor to Stone Harbor in 2006, Mr. Torchia was a Managing Director and senior portfolio manager responsible for directing investment policy and strategy for all investment grade U.S. fixed income portfolios at Citigroup Asset Management. Previously, he served as a portfolio manager and investment policy committee member at Salomon Brothers Asset Management and as a manager of structured portfolios for the bond portfolio analysis group at Salomon Brothers Inc. Mr. Torchia earned a B.S. in industrial engineering from the University of Pittsburgh and an M.B.A in finance from Lehigh University. He began working in the investment industry in 1984.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060/Global Allocation VA Subadviser Announcement (1/2025)

Virtus International Small-Cap Fund (the “Fund”),

a series of Virtus Strategy Trust (the “Trust”)

Supplement dated January 2, 2025, to the

Summary and Statutory Prospectuses (the “Prospectuses”), each dated January 29, 2024, as supplemented

Important Notice to Investors

Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)(“VIA”) to Virtus Advisers, LLC (“VA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are all wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the portfolio managers managing the Fund.

All references in the Fund’s Prospectuses to the portfolio managers representing Virtus Systematic as a team at VIA are hereby changed to reference the portfolio managers representing the Virtus Systematic division of VA.

The following disclosure is hereby added to the “Management” section of the Fund’s Summary Prospectus and the summary section of the Statutory Prospectus for the Fund: “The fund’s subadviser is Virtus Systematic (“Virtus Systematic”), an operating division of Virtus Advisers, LLC (“VA”), an affiliate of VIA.”

In the “Management of the Funds” section of the Statutory Prospectus, under “The Adviser,” the paragraph immediately above the table on page 63 is hereby amended to read as follows:

VIA has appointed and oversees the activities of each of the subadvisers for the funds as shown in the table below. Each subadviser manages the investments of its respective fund(s) to conform with its investment policies as described in this prospectus.

Further, the following row is hereby added to that table:

Fund	Subadviser
Virtus International Small-Cap Fund	Virtus Systematic

In the “Management of the Funds” section of the Statutory Prospectus, under “The Subadvisers” on page 64, the following disclosure is hereby added:

Virtus Advisers, LLC (“VA”), an affiliate of VIA, has a principal office at One Financial Plaza, Hartford, CT 06103. VA operates through its divisions, Virtus Multi-Asset and Virtus Systematic, in subadvising certain funds as described herein. As of September 30, 2024, the divisions that now make up VA had approximately $636 million in aggregate assets under management.

The Virtus Systematic division of VA manages differentiated systematic global equity investment solutions across asset classes and regions. As of September 30, 2024, Virtus Systematic had approximately $517 million in assets under management.

Also under “The Subadvisers” the following row is hereby added to the table on page 64:

Fund	Subadvisory Fee Rate
Virtus International Small-Cap Fund	50% of net investment management fee

In the “Management of the Funds” section of the Statutory Prospectus, under “Portfolio Management” the disclosure under the header “VIA” relating to the Fund and its portfolio managers is hereby moved to a new subsection under the header “Virtus Systematic.”

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060/Int SmallCap VA Subadviser Announcement (1/2025)

Virtus Global Allocation Fund (the “Fund”),

a series of Virtus Strategy Trust (the “Trust”)

Supplement dated January 1, 2025, to the

Statement of Additional Information (the “SAI”) dated January 29, 2024, as supplemented

Important Notice to Investors

Effective January 1, 2025, Virtus Multi-Asset and Virtus Systematic, which certain of the portfolio managers of the Fund represent, have moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)(“VIA”) to Virtus Advisers, LLC (“VA”) and the remaining portfolio managers of the Fund have moved from VIA to Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Multi-Asset and Virtus Systematic divisions, and VFIA, acting by and through its Newfleet division, have been engaged by VIA to serve as subadvisers to the Fund. VIA, VA and VFIA are all wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the portfolio managers managing the Fund.

In the Glossary section beginning on page 3 of the SAI, new definitions of “VA,” “Virtus Multi-Asset” and “Virtus Systematic” are hereby added and the definition of Newfleet is hereby amended, as follows:

Newfleet	Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC, subadviser for a significant portion of the Fixed Income Component of Global Allocation Fund and to Short Duration High Income Fund
VA	Virtus Advisers, LLC, an affiliate of VIA
Virtus Multi-Asset	Virtus Multi-Asset, an operating division of VA, subadviser to Global Allocation Fund for Overlay Management and the Other Component
Virtus Systematic	Virtus Systematic, an operating division of VA, subadviser for a significant portion of the Equity Component and for the convertible bond allocation of the Fixed Income Component of Global Allocation Fund and to International Small-Cap Fund

In the “Disclosure of Portfolio Holdings” subsection of the “General Information and History” section of the SAI, the table called “Non-Public Portfolio Holdings Information” beginning on page 10 is hereby amended to add the following rows:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Subadviser (Global Allocation Fund)	Virtus Multi-Asset	Daily, with no delay
Subadviser (Global Allocation Fund)	Virtus Systematic	Daily, with no delay

Further, the row of the same table referencing the type of service provider as “Trading system, compliance monitoring, and trade execution analysis (NFJ)” is hereby amended to reference the type of service provider as “Trading system, compliance monitoring, and trade execution analysis (NFJ, Virtus Multi-Asset and Virtus Systematic).”

In the “Proxy Voting Policies” section of the SAI beginning on page 93, the references to VIA in the subsection “Global Allocation Fund and International Small-Cap Fund on page 96 (including in the address to which requests for additional information should be directed) are hereby amended to reference VA.

Under “Subadvisers and Subadvisory Agreements” beginning on page 98 of the SAI, the first sentence of the first paragraph is hereby amended to read, “The Adviser has entered into subadvisory agreements with respect to each Fund,” and the last sentence of the first paragraph is hereby deleted. The disclosure with respect to Newfleet in the same section is hereby deleted and replaced as follows:

VST 8060B/Global Allocation VA Subadviser Announcement (1/2025)

Newfleet – Global Allocation Fund (Fixed Income Component) and Short Duration High Income Fund

The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of September 30, 2024, the Newfleet division of VFIA managed approximately $16.0 billion in assets under management. Newfleet, which merged with and into VFIA on July 1, 2022, and the portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.

For its services as a subadviser, VIA pays Newfleet a fee at the annual rate of 25% of the net advisory fee paid by Global Allocation Fund for the assets of the Fixed Income Component of that Fund allocated to Newfleet and at the annual rate of 50% of the net advisory fee paid by the Short Duration High Income Fund.

Further, the following disclosure is hereby added to the same section with respect to VA and Virtus Systematic:

VA

Virtus Advisers, LLC (“VA”), an affiliate of VIA, has a principal office at One Financial Plaza, Hartford, CT 06103. VA operates through its divisions, Virtus Multi-Asset and Virtus Systematic, in subadvising certain Funds as described herein. As of September 30, 2024, the divisions that now make up VA had approximately $636 million in aggregate assets under management.

Virtus Multi-Asset – Global Allocation Fund (Overlay Management and Other Component)

The Virtus Multi-Asset division of VA pursues differentiated investment solutions, strategies, and outcomes across asset classes, regions, factors, sectors, industries, currencies, and securities. As of September 30, 2024, Virtus Multi-Asset had approximately $119 million in assets under management.

For its services as subadviser, VIA pays Virtus Multi-Asset for Overlay Management a fee at the annual rate of 25% of the net advisory fee paid by Global Allocation Fund and VIA pays Virtus Multi-Asset for management of the Other Component and at the annual rate of 25% of the net advisory fee paid by Global Allocation Fund for the Other Component.

Virtus Systematic – Global Allocation Fund (Equity Component) and International Small-Cap Fund

The Virtus Systematic division of VA manages differentiated systematic global equity investment solutions across asset classes and regions. As of September 30, 2024, Virtus Systematic had approximately $517 million in assets under management.

For its services as subadviser, VIA pays Virtus Systematic a fee at the annual rate of 25% of the net advisory fee paid by Global Allocation Fund for the assets of the Equity Component and the Fixed Income Component allocated to Virtus Systematic and at the annual rate of 50% of the net advisory fee paid by International Small-Cap Fund.

In the “Portfolio Manager Compensation” section of the SAI beginning on page 112, the references to VIA in the header and disclosure entitled “Compensation Structure for Duff & Phelps, Newfleet and VIA” are hereby amended to reference VA.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VST 8060B/Global Allocation VA Subadviser Announcement (1/2025)

Virtus International Small-Cap Fund (the “Fund”),
a series of Virtus Strategy Trust (the “Trust”)

Supplement dated January 2, 2025, to the

Statement of Additional Information (the “SAI”), dated January 29, 2024, as supplemented

Important Notice to Investors

Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)(“VIA”) to Virtus Advisers, LLC (“VA”). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are all wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the portfolio managers managing the Fund.

In the Glossary section beginning on page 3 of the SAI, new definitions of “VA” and “Virtus Systematic” are hereby added, as follows:

VA	Virtus Advisers, LLC, an affiliate of VIA
Virtus Systematic	Virtus Systematic, an operating division of VA, subadviser to the Equity Component of Global Allocation Fund and to International Small-Cap Fund

In the “Disclosure of Portfolio Holdings” subsection of the “General Information and History” section of the SAI, the table called “Non-Public Portfolio Holdings Information” beginning on page 10 is hereby amended to add the following row:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Subadviser (International Small-Cap Fund)	Virtus Systematic	Daily, with no delay

Further, the row of the same table referencing the type of service provider as “Trading system, compliance monitoring, and trade execution analysis (NFJ)” is hereby amended to reference the type of service provider as “Trading system, compliance monitoring, and trade execution analysis (NFJ, Virtus Multi-Asset and Virtus Systematic).”

In the “Proxy Voting Policies” section of the SAI beginning on page 93, the references to VIA in the subsection “Global Allocation Fund and International Small-Cap Fund on page 96 (including in the address to which requests for additional information should be directed) are hereby amended to reference VA.

Under “Subadvisers and Subadvisory Agreements” beginning on page 98 of the SAI, the first sentence of the first paragraph is hereby amended to read, “The Adviser has entered into subadvisory agreements with respect to each Fund,” and the last sentence of the first paragraph is hereby deleted. Further, the following disclosure is hereby added with respect to VA and Virtus Systematic:

VA

Virtus Advisers, LLC (“VA”), an affiliate of VIA, has a principal office at One Financial Plaza, Hartford, CT 06103. VA operates through its divisions, Virtus Multi-Asset and Virtus Systematic, in subadvising certain Funds as described herein. As of September 30, 2024, the divisions that now make up VA had approximately $636 million in aggregate assets under management.

Virtus Systematic – Global Allocation Fund (Equity Component) and International Small-Cap Fund

The Virtus Systematic division of VA manages differentiated systematic global equity investment solutions across asset classes and regions. As of September 30, 2024, Virtus Systematic had approximately $517 million in assets under management.

For its services as subadviser, VIA pays Virtus Systematic a fee at the rate of 25% of the net advisory fee paid by Global Allocation Fund for the Equity Component and at the rate of 50% of the net advisory fee paid by International Small-Cap Fund.

In the “Portfolio Manager Compensation” section of the SAI beginning on page 112, the references to VIA in the header and disclosure entitled “Compensation Structure for Duff & Phelps, Newfleet and VIA” are hereby amended to reference VA.

Investors should retain this supplement with the SAI for future reference.

VST 8060B/Int SmallCap VA Subadviser Announcement (1/2025)